Property, plant and equipment (Details) $ in Thousands	3 Months Ended
Mar. 31, 2025 USD ($)
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	$ 2,003
Balance at end of period	2,074
Furniture and office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	1,237
Balance at end of period	1,225
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	305
Balance at end of period	245
Land and Building
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	193
Balance at end of period	191
Construction in-progress
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	268
Balance at end of period	413
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	6,797
Additions (Depreciation)	298
Effects of foreign exchange	164
Balance at end of period	7,259
Cost | Furniture and office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	4,350
Additions (Depreciation)	151
Effects of foreign exchange	97
Balance at end of period	4,598
Cost | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	1,912
Additions (Depreciation)	12
Effects of foreign exchange	43
Balance at end of period	1,967
Cost | Land and Building
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	267
Additions (Depreciation)	0
Effects of foreign exchange	14
Balance at end of period	281
Cost | Construction in-progress
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	268
Additions (Depreciation)	135
Effects of foreign exchange	10
Balance at end of period	413
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(4,794)
Additions (Depreciation)	(272)
Effects of foreign exchange	(119)
Balance at end of period	(5,185)
Accumulated depreciation | Furniture and office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(3,113)
Additions (Depreciation)	(188)
Effects of foreign exchange	(72)
Balance at end of period	(3,373)
Accumulated depreciation | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(1,607)
Additions (Depreciation)	(81)
Effects of foreign exchange	(34)
Balance at end of period	(1,722)
Accumulated depreciation | Land and Building
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(74)
Additions (Depreciation)	(3)
Effects of foreign exchange	(13)
Balance at end of period	(90)
Accumulated depreciation | Construction in-progress
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	0
Additions (Depreciation)	0
Effects of foreign exchange	0
Balance at end of period	$ 0